Intangible Assets	6 Months Ended
Jun. 30, 2017
INTANGIBLE ASSETS [Abstract]
Intangible Assets
NOTE 5 - INTANGIBLE ASSETS
Intangible assets as of June 30, 2017 and December 31, 2016 consisted of the following:

	Cost	Accumulated Amortization	Net Book Value
Favorable lease terms December 31, 2015	$ 127,788	$ (72,449)	$ 55,339
Additions	—	(15,861)	(15,861)
Accelerated amortization	(44,072)	23,546	(20,526)

Favorable lease terms December 31, 2016	$ 83,716	$ (64,764)	$ 18,952
Additions	27,457	(8,446)	19,011
Favorable lease terms June 30, 2017	$ 111,173	$ (73,210)	$ 37,963

Amortization expense of favorable lease terms for the three and six month periods ended June 30, 2017 and 2016 is presented in the following table:

	Three Month Period Ended		Six Month Period Ended
	June 30, 2017	June 30, 2016	June 30, 2017	June 30, 2016
Favorable lease terms charter-out	$ (5,275)	$ (4,405)	$ (8,446)	$ (8,519)

Total	$ (5,275)	$ (4,405)	$ (8,446)	$ (8,519)

The aggregate amortization of the intangibles for the 12-month periods ended June 30 is estimated to be as follows:

Year	Amount
2018	$ 26,551
2019	7,663
2020	1,166
2021	1,166
2022	1,166
2023 and thereafter	251

$ 37,963

On May 25, 2017, Navios Partners purchased five container vessels and the charter out contracts from Rickmers Trust (see Note 4). Favorable lease terms recognized through this transaction amounted to $27,457 and were related to the acquisition of the rights on the time charter-out contracts of the vessels.

As of December 31, 2016, Navios Partners accelerated $20,526 of amortization of the Navios Luz and the Navios Buena Ventura favorable lease intangibles due to a change in their useful life following the termination of the Charter Party and early re-delivery of the vessels from Hanjin Shipping Co. on September 13, 2016.
Intangible assets subject to amortization are amortized using straight line method over their estimated useful lives to their estimated residual value of zero. The weighted average remaining useful lives are 7.9 years for favorable lease terms charter out.